Debt Debt Outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Capital leases and other	$ 53	$ 47
Total debt	2,451	2,412
Less: current portion	(34)	(61)
Long-term debt	2,417	2,351
Notes Payable, Other Payables [Member] | Senior Notes, 5.875% Due 2019 [Member]
Debt Instrument [Line Items]
Senior notes	0	500
Notes Payable, Other Payables [Member] | Senior Notes, 6.125% Due 2021 [Member]
Debt Instrument [Line Items]
Senior notes	500	500
Notes Payable, Other Payables [Member] | Senior Notes, 5.000% Due 2023 [Member]
Debt Instrument [Line Items]
Senior notes	800	800
Notes Payable, Other Payables [Member] | Senior Notes, 4.150% Due 2024 [Member]
Debt Instrument [Line Items]
Unamortized Discount	2	0
Senior notes	698	0
Accounts Receivable Factoring [Member]
Debt Instrument [Line Items]
Accounts receivable factoring	0	1
Loans Payable [Member] | JPMorgan Chase Bank, N.A. [Member] | Loans Payable [Member] | Tranche A, Due 2018 [Member]
Debt Instrument [Line Items]
Term Loan	$ 400	$ 564